SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Property and equipment, Gross	$ 2,262	$ 2,223
Less: accumulated depreciation	(1,933)	(1,781)
Total property and equipment, net	329	442
Computer Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Property and equipment, Gross	183	171
Laboratory Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Property and equipment, Gross	1,977	1,950
Office Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Property and equipment, Gross	29	29
Leasehold Improvements [Member]
Restructuring Cost and Reserve [Line Items]
Property and equipment, Gross	$ 73	$ 73